Income Taxes - Schedule of Components of Income Tax Expense (Benefit) (Detail) - USD ($) $ in Thousands	7 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2020	Oct. 22, 2020	Dec. 31, 2019	Dec. 31, 2018
Income tax (benefit) expense Federal:
Deferred	$ (2,047)
Federal income tax expense (benefit), continuing operations	(2,047)
Income tax (benefit) expense State:
Current	4	$ 11	$ 11	$ 5
Deferred	(590)	(8)	(2)	7
State and local income tax expense (benefit), continuing operations	(586)	3	9	12
Income tax (benefit) expense	$ (2,663)	$ 3	$ 9	$ 12